Investment Objectives and Goals - Sound Shore Fund, Inc.	May 01, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Sound Shore Fund, Inc.
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of Sound Shore Fund, Inc. (the “Fund”) is growth of capital.